Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,935,639.08
Previously Paid Amount	0.00
Total Fee Amount	2,891.21
Total Offset Amount	0.00
Net Fee	$ 2,891.21